UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21284

Nicholas-Applegate Convertible & Income Fund

(Registrant Name)

1345 Avenue of the Americas New York, New York	10105

(Address of Principal Executive Offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	February 28, 2010

Date of Reporting Period:	November 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES — 48.0%
	Advertising—1.0%
$9,410	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$ 9,833,450

	Aerospace & Defense—0.9%
1,730	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB	1,794,875
6,305	DigitalGlobe, Inc., 10.50%, 5/1/14 (a) (b)	Ba3/BB	6,777,875

			8,572,750

	Apparel—1.1%
10,695	Levi Strauss & Co., 9.75%, 1/15/15	B2/B+	11,256,488

	Auto Components—2.9%
11,050	Exide Technologies, 10.50%, 3/15/13, Ser. B	B3/B-	11,050,000
11,305	Stoneridge, Inc., 11.50%, 5/1/12	B3/B+	10,852,800
6,553	Tenneco, Inc., 8.625%, 11/15/14	Caa2/CCC	6,454,705

			28,357,505

	Banks—0.6%
6,456	GMAC LLC, 6.75%, 12/1/14 (a) (b)	Ca/CCC	5,842,680

	Commercial Services & Supplies—2.4%
10,400	Cenveo Corp., 7.875%, 12/1/13	Caa1/B-	9,581,000
11,810	Hertz Corp., 10.50%, 1/1/16	B3/CCC+	12,341,450
1,420	Interface, Inc., 9.50%, 2/1/14	B3/B-	1,414,675

			23,337,125

	Construction & Engineering—1.1%
10,835	MasTec, Inc., 7.625%, 2/1/17	B1/B+	10,347,425

	Distribution/Wholesale—0.6%
5,420	KAR Holdings, Inc., 8.75%, 5/1/14	B3/CCC	5,718,100

	Diversified Financial Services—1.9%
	Ford Motor Credit Co. LLC,
10,795	7.00%, 10/1/13	B3/B-	10,546,866
7,925	9.875%, 8/10/11	B3/B-	8,227,775

			18,774,641

	Diversified Telecommunication—0.9%
9,150	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	9,138,562

	Electric—0.5%
7,415	Energy Future Holdings Corp., 10.875%, 11/1/17	Caa3/B-	5,246,112

	Electrical Components & Equipment—0.8%
7,500	Anixter, Inc., 10.00%, 3/15/14	Ba2/BB+	8,231,250

	Electrical Equipment—0.4%
3,430	Baldor Electric Co., 8.625%, 2/15/17	B3/B	3,515,750

	Entertainment—1.2%
11,300	AMC Entertainment, Inc., 11.00%, 2/1/16	Caa1/CCC+	11,808,500

	Food & Staples Retailing—0.8%
9,655	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	8,037,787

	Health Care Providers & Services—4.6%
	Alliance HealthCare Services, Inc.,
3,051	7.25%, 12/15/12	B3/B	3,058,627
5,690	8.00%, 12/1/16 (a) (b)	B3/B	5,633,100
12,725	AMR Holdings Co., Inc., 10.00%, 2/15/15	Ba3/B+	13,424,875
3,500	Apria Healthcare Group, Inc., 11.25%, 11/1/14 (a) (b)	Ba2/BB+	3,850,000
7,515	Hanger Orthopedic Group, Inc., 10.25%, 6/1/14	B3/B-	8,003,475
7,715	HCA, Inc., 9.25%, 11/15/16	B2/BB-	8,177,900
2,985	Health Net, Inc., 6.375%, 6/1/17	Ba3/BB-	2,671,575

			44,819,552

	Home Builders—0.8%
8,000	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16 (a) (b)	B1/CCC+	8,200,000

	Hotels Restaurants & Leisure—0.9%
9,405	MGM Mirage, 11.375%, 3/1/18 (a) (b)	Caa2/CCC+	8,158,838
700	Royal Caribbean Cruises Ltd., 11.875%, 7/15/15	Ba3/BB-	787,500

			8,946,338

	Household Durables—0.8%
2,250	DR Horton, Inc., 6.50%, 4/15/16	Ba3/BB-	2,171,250
6,100	Jarden Corp., 7.50%, 5/1/17	B3/B-	6,069,500

			8,240,750

	Independent Power Producers & Energy Traders—0.2%
1,860	NRG Energy, Inc., 8.50%, 6/15/19	B1/BB-	1,887,900

	Internet Software & Services—0.8%
7,200	Terremark Worldwide, Inc., 12.00%, 6/15/17 (a) (b)	B2/B-	7,893,000

	IT Services—1.2%
3,295	Stream Global Services, Inc., 11.25%, 10/1/14 (a) (b)	B1/B+	3,286,762
	Unisys Corp. (a) (b),
4,704	12.75%, 10/15/14	Ba3/BB-	5,268,480
3,349	14.25%, 9/15/15	Ba3/BB-	3,784,370

			12,339,612

	Leisure Time—1.8%
9,025	NCL Corp., Ltd., 11.75%, 11/15/16 (a) (b)	B3/B+	8,946,031
8,855	Travelport LLC, 11.875%, 9/1/16	Caa1/CC	8,899,275

			17,845,306

	Lodging—0.3%
2,385	Mandalay Resort Group, 1.042%, 3/21/33, FRN (e) (g)	Caa2/CCC+	2,575,929

	Metals & Mining—0.6%
6,000	Steel Dynamics, Inc., 7.375%, 11/1/12	Ba2/BB+	6,015,000

	Miscellaneous Manufacturing—2.0%
11,500	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	10,853,125
9,210	Polypore, Inc., 8.75%, 5/15/12	B3/B-	9,140,925

			19,994,050

	Oil, Gas & Consumable Fuels—2.4%
6,510	Chesapeake Energy Corp., 6.875%, 1/15/16	Ba3/BB	6,282,150
10,180	OPTI Canada, Inc., 8.25%, 12/15/14	Caa3/B	8,194,900
8,750	SandRidge Energy, Inc., 9.875%, 5/15/16 (a) (b)	B3/B-	9,012,500

			23,489,550

	Packaging & Containers—0.3%
3,420	Berry Plastics Escrow LLC, 8.875%, 9/15/14 (a) (b)	Caa1/CCC	3,137,850

	Paper & Forest Products—2.0%
2,041	Louisiana-Pacific Corp., 13.00%, 3/15/17 (a) (b)	Ba3/BBB-	2,183,870
11,705	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	10,358,925
	NewPage Corp.,
1,000	11.375%, 12/31/14 (a) (b)	B2/CCC+	990,000
12,945	12.00%, 5/1/13	Caa3/CCC-	6,132,694

			19,665,489

	Pipelines—0.8%
9,100	Dynegy Holdings, Inc., 7.75%, 6/1/19	B3/B	7,484,750

	Real Estate—0.3%
2,250	CB Richard Ellis Services, Inc., 11.625%, 6/15/17	Ba3/B+	2,497,500

	Retail—2.2%
8,405	El Pollo Loco, Inc., 11.75%, 11/15/13	Caa2/CCC	7,606,525
1,870	GameStop Corp., 8.00%, 10/1/12	Ba1/BB+	1,933,113
6,630	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa3/CCC+	6,016,725
5,115	Sally Holdings LLC, 10.50%, 11/15/16	Caa1/B-	5,498,625

			21,054,988

	Semiconductors & Semiconductor Equipment—1.2%
11,565	Amkor Technology, Inc., 9.25%, 6/1/16	B2/B+	11,969,775

	Software—0.9%
9,890	First Data Corp., 9.875%, 9/24/15	Caa1/B-	8,851,550

	Telecommunications—4.1%
7,680	Centennial Cellular Operating Co., 10.125%, 6/15/13	WR/A	7,948,800
13,540	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15, Ser. B (f)	WR/NR	1,354
8,300	Hughes Network Systems LLC, 9.50%, 4/15/14	B1/B	8,424,500
6,895	Intelsat Jackson Holdings Ltd., 9.50%, 6/15/16	B3/B+	7,248,369
8,220	Nextel Communications, Inc., 7.375%, 8/1/15	Ba2/BB	7,644,600
5,385	Sprint Capital Corp., 8.75%, 3/15/32	Ba3/BB	4,637,831
3,980	West Corp., 11.00%, 10/15/16	Caa1/B-	4,029,750

			39,935,204

	Textiles Apparel & Luxury Goods—0.7%
6,020	Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB-	6,591,900

	Wireless Telecommunication Services—2.0%
4,550	Crown Castle International Corp., 9.00%, 1/15/15	B1/B+	4,834,375
14,200	Millicom International Cellular S.A., 10.00%, 12/1/13	B1/NR	14,714,750

			19,549,125

	Total Corporate Bonds & Notes (cost-$477,174,632)		471,003,243

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2009 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*

CONVERTIBLE BONDS & NOTES — 29.7%
	Aerospace & Defense—0.7%
$7,535	Orbital Sciences Corp., 2.438%, 1/15/27	NR/BB-	$6,564,869

	Banks—0.8%
7,805	National City Corp., 4.00%, 2/1/11	A3/A	7,902,563

	Commercial Services & Supplies—0.9%
510	Bowne & Co., Inc., 6.00%, 10/1/33 (c)	B3/CCC+	488,325
8,630	Covanta Holding Corp., 1.00%, 2/1/27	Ba3/B	7,961,175

			8,449,500

	Computers—1.0%
8,805	Maxtor Corp., 2.375%, 8/15/12	NR/B	9,421,350

	Diversified Telecommunication Services—1.3%
6,855	QWest Communications International, 3.50%, 11/15/25	B1/B+	6,880,706
5,640	TW Telecom, Inc., 2.375%, 4/1/26	B3/B-	5,724,600

			12,605,306

	Electrical Equipment—2.7%
9,690	EnerSys, 3.375%, 6/1/38 (c)	B2/BB	8,599,875
8,880	General Cable Corp., 0.875%, 11/15/13	B1/B+	7,714,500
13,875	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	10,336,875

			26,651,250

	Electronic Equipment, Instruments & Components—0.8%
8,185	Anixter International, Inc., 1.00%, 2/15/13	NR/BB-	7,591,587

	Energy Equipment & Services—0.5%
6,185	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (c)	NR/BB-	5,226,325

	Entertainment—0.8%
6,450	Macrovision Corp., 2.625%, 8/15/11	NR/B	7,715,813

	Health Care Equipment & Supplies—0.5%
4,625	Inverness Medical Innovations, Inc., 3.00%, 5/15/16	NR/B-	5,312,969

	Health Care Providers & Services—0.8%
9,880	Omnicare, Inc., 3.25%, 12/15/35, Ser. OCR	B3/B+	7,978,100

	Internet Software & Services—1.1%
7,670	Equinix, Inc., 2.50%, 4/15/12	NR/B-	8,149,375
3,430	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	2,872,625

			11,022,000

	IT Services—0.9%
9,135	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	8,986,556

	Life Sciences Tools & Services—0.8%
6,900	Life Technologies Corp., 3.25%, 6/15/25	NR/BB+	8,073,000

	Machinery—0.9%
8,565	AGCO Corp., 1.25%, 12/15/36	NR/BB	8,382,994

	Media—2.5%
7,480	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Ba3/B+	7,311,700
8,080	Liberty Media LLC, 3.125%, 3/30/23	B1/BB-	8,110,300
9,220	Regal Entertainment Group, 6.25%, 3/15/11 (a) (b)	NR/NR	9,231,525

			24,653,525

	Metals & Mining—0.1%
1,120	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	1,374,800

	Oil, Gas & Consumable Fuels—2.6%
10,155	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	9,977,288
7,600	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	7,486,000
7,690	Transocean, Inc., 1.625%, 12/15/37	Baa2/BBB+	7,613,100

			25,076,388

	Pharmaceuticals—0.7%
6,920	Mylan, Inc., 1.25%, 3/15/12	NR/BB-	7,084,350

	Real Estate Investment Trusts (REITs)—5.2%
8,150	Boston Properties LP, 3.75%, 5/15/36	NR/A-	8,425,062
9,390	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB	8,627,063
7,065	Digital Realty Trust LP, 5.50%, 4/15/29 (a) (b)	NR/NR	9,087,356
6,900	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	7,693,500
7,685	ProLogis, 2.25%, 4/1/37	NR/BBB-	7,137,444
9,825	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB	9,874,125

			50,844,550

	Semiconductors & Semiconductor Equipment—2.8%
16,715	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/B-	16,443,381
2,985	Micron Technology, Inc., 4.25%, 10/15/13	NR/NR	4,925,250
6,010	ON Semiconductor Corp., zero coupon, 4/15/24	NR/B+	6,077,612

			27,446,243

	Software—0.7%
6,715	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	7,277,381

	Textiles, Apparel & Luxury Goods—0.6%
6,225	Iconix Brand Group, Inc., 1.875%, 6/30/12	B2/B	5,454,656

	Total Convertible Bonds & Notes (cost-$243,761,356)		291,096,075

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2009 (unaudited)

Shares (000)		Credit Rating (Moody’s/S&P)	Value*

CONVERTIBLE PREFERRED STOCK — 20.6%
	Capital Markets—0.5%
	Lehman Brothers Holdings, Inc. (d) (e) (f),
892	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	$2,869,882
139	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,889,980

			4,759,862

	Chemicals—0.5%
123	Celanese Corp., 4.25%, 12/31/49	NR/NR	4,687,866

	Commercial Banks—1.7%
43	Fifth Third Bancorp, 8.50%, 12/31/49, Ser. G	Baa3/BB	5,273,650
13	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba1/A-	11,640,600

			16,914,250

	Commercial Services & Supplies—1.1%
156	Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	6,378,450
162	United Rentals, Inc., 6.50%, 8/1/28	Caa2/CCC	4,718,600

			11,097,050

	Consumer Finance—0.9%
15	SLM Corp., 7.25%, 12/15/10	Ba3/BB-	8,878,800

	Diversified Financial Services—3.0%
14	Bank of America Corp., 7.25%, 12/31/49, Ser. L	Ba3/B	11,866,800
	Credit Suisse Securities USA LLC,
370	10.00%, 9/1/10	Aa2/A-	8,618,732
272	10.00%, 9/9/10	Aa2/A-	8,989,253

			29,474,785

	Electric—1.1%
240	AES Trust III, 6.75%, 10/15/29	B3/B	10,939,794

	Food Products—1.8%
192	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	8,134,694
	Bunge Ltd.,
2	5.125%, 12/1/10	NR/BB	1,420,250
88	4.875%, 12/31/49	Ba1/BB	7,596,037

			17,150,981

	Housewares—1.0%
259	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	9,499,792

	Insurance—1.4%
48	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	4,468,941
339	XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	9,538,930

			14,007,871

	Machinery—1.1%
12	Stanley Works, 5.125%, 5/17/12, FRN	A3/BBB+	10,406,475

	Media—0.3%
4	Interpublic Group of Cos, 5.25%, 12/31/49	NR/CCC+	2,861,950

	Metals & Mining—1.1%
93	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	11,017,944

	Oil, Gas & Consumable Fuels—1.7%
55	ATP Oil & Gas Corp., 8.00%, 12/31/49 (a) (b) (g)	NR/NR	5,284,800
119	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	9,778,500
8	Whiting Petroleum Corp., 6.25%, 12/31/49	NR/B	1,220,077

			16,283,377

	Pharmaceuticals—1.0%
26	Merck & Co., Inc., 6.00%, 8/13/10	A2/A-	6,670,995
3	Mylan, Inc., 6.50%, 11/15/10	NR/B	3,447,851

			10,118,846

	Real Estate Investment Trusts (REITs)—2.4%
511	Alexandria Real Estate Equities, Inc., 7.00%, 12/31/49	NR/NR	10,259,963
377	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	Caa3/C	4,055,982
151	Simon Property Group, Inc., 6.00%, 12/31/49, Ser. I	Baa1/BBB	9,384,188

			23,700,133

	Total Convertible Preferred Stock (cost-$227,943,371)		201,799,776

Shares (000)

COMMON STOCK — 0.1%
	IT Services—0.1%
40	Unisys Corp. (cost-$627,398) (g)		1,269,512

Principal Amount (000)

SHORT-TERM INVESTMENTS — 1.6%
	Time Deposit—1.6%
$16,266	Citibank- London, 0.03%, 12/1/09 (cost-$16,265,844)		16,265,844

	Total Investments (cost-$965,772,601)—100.0%		$981,434,450

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2009 (unaudited)

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security, and the volatility observed in the market on such common stocks. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $106,569,037, representing 10.9% of total investments.
(c)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(d)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(e)	Fair-Valued—Securities with an aggregate value of $7,335,791, representing 0.8% of total investments.
(f)	In default.
(g)	Non-income producing.

Glossary:
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on November 30, 2009.
NR — Not Rated
WR — Withdrawn rating

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2009 (unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

• Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at November 30, 2009 in valuing the Fund’s assets and liabilities is listed below:

	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Observable Inputs	Value at 11/30/09

Investments in Securities - Assets
Common Stock	$1,269,512	—	—	$1,269,512
Convertible Bonds & Notes	—	$291,096,075	—	291,096,075
Convertible Preferred Stock:
Capital Markets	—	—	$4,759,862	4,759,862
Diversified Financial Services	11,866,800	17,607,985	—	29,474,785
All Other	167,565,129	—	—	167,565,129
Corporate Bonds & Notes:
Lodging	—	—	2,575,929	2,575,929
All Other	—	468,427,314	—	468,427,314
Short-Term Investments	—	16,265,844	—	16,265,844

Total Investments in Securities - Assets	$180,701,441	$793,397,218	$7,335,791	$981,434,450

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2009, was as follows:

	Beginning Balance 2/28/09	Net Purchases (Sales) and Settlements	Accrued Discounts	Total Realized Gain (Loss)	Total Change in Unrealized Appreciation/ Depreciation	Transfers in and/or out of Level 3	Ending Balance 11/30/09

Investments in Securities - Assets
Convertible Bonds & Notes:
Retail	$15,230,800	($21,008,000)	$40,999	—	$5,736,201	—	—
Convertible Preferred Stock:
Capital Markets	4,759,862	—	—	—	—	—	$4,759,862
Corporate Bonds & Notes:
Lodging	2,575,929	—	—	—	—	—	2,575,929

Total Investments in Securities - Assets	$22,566,591	($21,008,000)	$40,999	—	$5,736,201	—	$7,335,791

There was no change in unrealized appreciation/depreciation of investments, which the Fund held at November 30, 2009.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 19, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 19, 2010